Accrued liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued liabilities

13.       Accrued liabilities:

The amounts shown in the consolidated balance sheets are analyzed as follows:

	December 31, 2021	December 31, 2022
Audit fees	$400	$350
Legal fees	122	136
Other professional fees	1,739	1,686
Vessel operating and voyage expenses	24,406	23,992
Loan and interest rate swaps interest and financing fees	4,083	7,570
Income tax	60	250
Total Accrued Liabilities	$30,810	$33,984